RELATED PARTY TRANSACTIONS (Compensation expense recognized for key management personnel) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023	Dec. 28, 2025	Dec. 29, 2024
Disclosure of transactions between related parties [line items]
Short-term employee benefits			$ 10,656	$ 10,964
Post-employment benefits			416	209
Termination benefits			0	(487)
Key management personnel compensation, share-based payment			36,929	53,577
Key management personnel compensation			48,001	64,263
Termination benefits		$ 9,800
Mr. Chamandy
Disclosure of transactions between related parties [line items]
Short-term employee benefits				1,700
Key management personnel compensation, share-based payment	$ (6,000)		$ 17,000	17,000
Key management personnel compensation				8,900
Outgoing Executives
Disclosure of transactions between related parties [line items]
Termination benefits				$ 9,300